NET INCOME (LOSS) PER SHARE	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
NET INCOME (LOSS) PER SHARE
6.	NET INCOME (LOSS) PER SHARE

Basic net income (loss) per share is computed by dividing net income (loss) attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Diluted net income per share is computed by dividing net income attributable to common stockholders by the sum of weighted average number of shares of common stock and the dilutive potential common stock equivalents then outstanding. Potential common stock equivalents consist of stock options, warrants and convertible preferred stock and accumulated dividends.  Since the Company has a net loss for the three months ended March 31, 2011, the inclusion of common stock equivalents in the computation would be antidilutive. Accordingly, basic and diluted net loss per share are the same for the three months ended March 31, 20011.

The following table sets forth the shares and net income used in the diluted earnings per share computation for the three months ended March 31, 2010:

Numerator:

Net income available to common stockholders used in basic earnings per share calculation	$4,693,487

Derivative gain recorded on dilutive warrants	(2,340,515)
Dividends on convertible preferred stock	656,635

Net income available to common stockholders used in diluted earnings per share calculation	$3,009,607

Denominator:

Weighted average shares of common stock used in the computation of basic earnings per share	522,350

Dilutive effect of stock options	26,430
Dilutive effect of warrants to purchase common stock	79,646
Dilutive effect of convertible preferred stock	253,435

Shares used in computation of diluted earnings per share	881,861

The following potentially dilutive securities have been excluded from the computation of diluted net income (loss) per share since their inclusion would be antidilutive:

	Three Months Ended March 31,
	2011	2010

Stock options	49,227	3,970
Warrants	315,170	43,349

13.   NET LOSS PER SHARE

Basic net loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period. Diluted net loss per share is computed by dividing net loss, as adjusted, by the sum of the weighted average number of shares of common stock and the dilutive potential common stock equivalents then outstanding.  Potential common stock equivalents consist of stock options and convertible debt.  Since there is a net loss attributable to common stockholders for the nine months ended September 30, 2011 and 2010 and the years ended December 31, 2010 and 2009, the inclusion of common stock equivalents in the computation for those periods would be antidilutive. Accordingly, basic and diluted net loss per share is the same for all periods presented.

The following potentially dilutive securities have been excluded from the computation of diluted net loss per share since their inclusion would be antidilutive:

	Nine Months Ended September 30, (unaudited)		Twelve Months Ended December 31,		Cumulative Development- Stage Period from November 7, 2002 (inception) through December 31,
	Consolidated 2011	2010	2010	2009	2010
Convertible debt	—	3,547,198	3,646,370	—	3,646,370
Warrants	7,327,322	—	—	—	—
Stock options	3,632,638	775,853	769,189	991,736	769,189

9.   NET INCOME (LOSS) PER SHARE

Basic net loss per share is computed by dividing net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Diluted net income per share is computed by dividing net loss attributable to common stockholders, as adjusted, by the sum of the weighted average number of shares of common stock and the dilutive potential common stock equivalents then outstanding. Potential common stock equivalents consist of stock options, warrants and convertible preferred stock and accumulated dividends.  Since the Company has a net loss attributable to common stockholders for the years ended December 31, 2010 and 2009, the inclusion of common stock equivalents in the computation for those periods would be antidilutive. Accordingly, basic and diluted net loss per share is the same for the periods presented.

The following potentially dilutive securities have been excluded from the computation of diluted net income (loss) per share since their inclusion would be antidilutive:

	Year Ended December 31,
	2010	2009
Stock options	50,074	60,260
Warrants	356,925	232,164
Conversion of preferred stock	2,042,108	329,451	(1)

(1) Includes shares of common stock that may become issuable upon conversion of preferred stock dividends accumulated at the respective date.